Segmental Reporting (Revenues and Long-lived Assets by Geographic Location) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,715.7	$ 1,655.0	$ 1,557.6	$ 1,488.4	$ 1,576.1	$ 1,597.1	$ 1,502.1	$ 1,346.8	$ 6,416.7	$ 6,022.1	$ 4,934.3
Long-lived assets	835.2				844.2				835.2	844.2
Ireland
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									14.1	18.5	22.5
Long-lived assets	1.7				3.1				1.7	3.1
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									1,743.4	1,829.5	1,662.5
Long-lived assets	82.2				91.3				82.2	91.3
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									4,659.2	4,174.1	$ 3,249.3
Long-lived assets	$ 751.3				$ 749.8				$ 751.3	$ 749.8